Related Party Balances and Transactions (Schedule Of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Revenues	$ 0	$ 77	$ 47
Cost of revenues	0	295	345
Research and development expenses [Member]
Related Party Transaction [Line Items]
Expenses	0	3	115
Sales and marketing expenses [Member]
Related Party Transaction [Line Items]
Expenses	0	252	284
General and administrative expenses [Member]
Related Party Transaction [Line Items]
Expenses	0	495	1,040
Purchase of property and equipment [Member]
Related Party Transaction [Line Items]
Expenses	$ 0	$ 37	$ 180